WARRANTS (Details Narrative) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Backstop Warrants [Member]
Increase (Decrease) in Fair Value Adjustments on Other Assets (Liabilities) Carried at Fair Value under Fair Value Option	$ 3,919
Private Warrants [Member]
Increase (Decrease) in Fair Value Adjustments on Other Assets (Liabilities) Carried at Fair Value under Fair Value Option	$ 612